Related Parties (Tables)	12 Months Ended
Feb. 28, 2026
Disclosure of related party [Abstract]
Schedule of Transactions with Related Parties	Transactions with related parties
	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Sales to related parties	3,091	27,296	30,730
Purchases from related parties	(45,263)	(146,871)	(137,107)
Rent paid to related parties	(9,483)	(8,727)	(8,468)

Schedule of Balances with Related Parties	Balances with related parties
	Year ended February 28
Figures in Rand thousands	2026	2025

Amount due from related parties	307	542
Amount due to related parties	(2,405)	(3,686)
Loan due from related parties	28,700	28,700
Loan due to related parties	(85)	(138)

Schedule of Key Management Personnel Compensation

Key management personnel compensation comprised the following:

	Year ended February 28/29
Figures in Rand thousands	2026	2025	2024

Short-term employee benefits	18,536	18,285	18,094
Post-employment benefits	480	456	430
	19,016	18,741	18,524